Note Receivable - Stockholder	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Note Receivable - Stockholder
Note 4 – Note Receivable – Stockholder

The Company held a note receivable from a stockholder for $187,717 as of December 31, 2010, that earned interest at 3.25% per annum. During 2008, the stockholder exercised options to purchase shares of the Company’s common stock. Upon exercise of the options, the stockholder signed a note in favor of the Company for $187,717 to satisfy the exercise price obligation. The note matures on the earlier of December 2013 or upon the sale of the shares by the stockholder. As the loan was used to fund the purchase of Company equity, the related receivable has been classified as a reduction of equity. The interest income for the three months ended September 30, 2011 and 2010 was approximately $1,500 and was $4,600 for the nine months ended September 30, 2011 and 2010.

On July 29, 2011, the Company’s board of directors approved that, immediately prior to, and conditioned upon the effectiveness of the reverse merger, the note receivable of $187,717 from a stockholder of the Company was written-off after being forgiven by the Company and a special bonus of approximately $143,000 was awarded to cover taxes associated with income to the stockholder from the forgiveness of the note.

Note 7 – Note Receivable – Stockholder

The Company holds a note receivable from a stockholder for $187,717 as of December 31, 2010 and 2009 bearing interest at 3.25% per annum.  During 2008, the stockholder exercised options to purchase shares of common stock. Upon exercise of the options, the stockholder signed a note in favor of the Company for $187,717 to satisfy the exercise price obligation. The note matures on the earlier of December 2013 or upon the sale of the shares by the stockholder.  As the loan was used to fund the purchase of Company equity, the related receivable has been classified as a reduction of equity.  The interest income of approximately $6,100 for each of the years ended December 31, 2010 and 2009 is recognized and recorded as part of other expenses in the accompanying statements of operations. As of July 29, 2011, the Company’s board of directors authorized the forgiveness of the note contingent upon the Company entering into a proposed reverse merger (see Note 19).